1
BNY Mellon Women’s Opportunities ETF
Statement of Investments
November 30, 2024 (Unaudited)
Description Shares Value ($)
Common Stocks – 99.2%
Banks – 7.2%
Bank of America Corp. 5,483 260,497
First Horizon Corp. 9,487 200,460
JPMorgan Chase & Co. 2,252 562,370
1,023,327
Capital Goods – 6.5%
Axon Enterprise, Inc.
(a)
214 138,449
Eaton Corp. PLC 759 284,944
nVent Electric PLC 1,935 151,530
Trane Technologies PLC 848 352,955
927,878
Commercial & Professional Services – 0.8%
Veralto Corp. 1,031 111,544
Consumer Discretionary Distribution & Retail – 7.6%
Amazon.com, Inc.
(a)
4,280 889,769
Best Buy Co., Inc. 2,222 199,980
1,089,749
Consumer Services – 1.8%
Bright Horizons Family Solutions, Inc.
(a)
2,156 249,298
Energy – 3.1%
Diamondback Energy, Inc. 752 133,548
EQT Corp. 3,673 166,901
Occidental Petroleum Corp. 2,773 140,258
440,707
Financial Services – 2.9%
Mastercard, Inc., Class A 784 417,825
Food, Beverage & Tobacco – 1.5%
Coca-Cola Co. (The) 3,287 210,631
Health Care Equipment & Services – 8.4%
Addus HomeCare Corp.
(a)
1,152 141,511
Alcon, Inc. 1,753 155,754
Boston Scientific Corp.
(a)
3,665 332,269
Centene Corp.
(a)
2,400 144,000
Cooper Cos., Inc. (The)
(a)
1,652 172,568
Hologic, Inc.
(a)
1,816 144,372
Intuitive Surgical, Inc.
(a)
212 114,904
1,205,378
Household & Personal Products – 2.5%
Kenvue, Inc. 6,301 151,728
Procter & Gamble Co. (The) 1,177 210,989
362,717
Insurance – 2.1%
Assurant, Inc. 470 106,737
Progressive Corp. (The) 701 188,485
295,222
Media & Entertainment – 5.3%
Meta Platforms, Inc., Class A 887 509,422
Walt Disney Co. (The) 2,072 243,398
752,820
Pharmaceuticals, Biotechnology & Life Sciences – 8.4%
AbbVie, Inc. 2,158 394,763
Avantor, Inc.
(a)
5,402 113,766

Statement of Investments
(continued)
See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 8.4% (continued)
Eli Lilly & Co. 274 217,926
Illumina, Inc.
(a)
989 142,565
Natera, Inc.
(a)
668 112,077
Zoetis, Inc., Class A 1,229 215,382
1,196,479
Real Estate Management & Development – 1.0%
CoStar Group, Inc.
(a)
1,779 144,704
Semiconductors & Semiconductor Equipment – 11.0%
Micron Technology, Inc. 1,757 172,098
NVIDIA Corp. 9,064 1,253,098
Texas Instruments, Inc. 756 151,979
1,577,175
Software & Services – 19.7%
Accenture PLC, Class A 761 275,763
Akamai Technologies, Inc.
(a)
1,517 142,628
HubSpot, Inc.
(a)
476 343,220
Intuit, Inc. 496 318,298
Klaviyo, Inc., Class A
(a)
3,948 146,629
Microsoft Corp. 2,646 1,120,475
Shopify, Inc., Class A
(a)
3,208 370,845
Workday, Inc., Class A
(a)
405 101,246
2,819,104
Technology Hardware & Equipment – 4.9%
Apple, Inc. 2,976 706,294
Transportation – 2.2%
Uber Technologies, Inc.
(a)
4,324 311,155
Utilities – 2.3%
Constellation Energy Corp. 627 160,863
Dominion Energy, Inc. 2,909 170,904
331,767
Total Common Stocks (cost $10,149,062) 14,173,774
Investment Companies – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%
(b)(c)
(cost $115,747) 115,747 115,747
Total Investments (cost $10,264,809) 100.0% 14,289,521
Cash and Receivables (Net) 0.0% 1,885
Net Assets 100.0% 14,291,406
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of November 30, 2024.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Women's Opportunities ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of November 30, 2024 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At November 30, 2024, accumulated net unrealized appreciation on investments was $4,024,712, consisting of gross appreciation of
$4,184,992 and gross depreciation of $160,280.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 14,173,774 — — 14,173,774
Investment Companies 115,747 — — 115,747
†
See Statement of Investments for additional detailed categorizations, if any.